BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
September 30, 2021

	Shares	Value
COMMON STOCKS - 99.3%
AUSTRALIA - 3.5%
Diversified - 1.9%
The GPT Group	3,360,200	$12,103,126
Office - 1.1%
Dexus	861,152	6,627,944
Self Storage - 0.5%
National Storage REIT	1,946,200	3,193,862
Total AUSTRALIA		21,924,932
CANADA - 3.2%
Office - 1.4%
Allied Properties Real Estate Investment Trust	273,518	8,685,373
Residential - 1.8%
InterRent Real Estate Investment Trust	854,599	11,288,048
Total CANADA		19,973,421
FRANCE - 8.1%
Hotel - 1.1%
Accor SA (n)	191,563	6,830,582
Office - 4.9%
Covivio	170,238	14,306,256
Gecina SA	125,355	16,864,743
Total Office		31,170,999
Retail - 2.1%
Unibail-Rodamco-Westfield (n)	182,228	13,412,052
Total FRANCE		51,413,633
HONG KONG - 6.1%
Diversified - 3.9%
Sun Hung Kai Properties Ltd.	1,135,097	14,173,209
Swire Properties Ltd.	4,127,115	10,310,441
Total Diversified		24,483,650
Retail - 2.2%
Wharf Real Estate Investment Company Ltd.	2,774,584	14,255,506
Total HONG KONG		38,739,156
JAPAN - 8.9%
Hotel - 2.7%
Invincible Investment Corp.	20,784	8,142,568
Japan Hotel REIT Investment Corp.	15,166	9,104,465
Total Hotel		17,247,033
Industrial - 2.4%
LaSalle Logiport REIT	3,970	6,688,306
Mitsui Fudosan Logistics Park, Inc.	1,575	8,349,431
Total Industrial		15,037,737
Office - 2.6%
Mitsui Fudosan Company Ltd.	680,262	16,159,548
Retail - 1.2%
Frontier Real Estate Investment Corp.	1,738	7,617,109
Total JAPAN		56,061,427
SINGAPORE - 1.8%
Diversified - 0.7%
City Developments Ltd.	922,563	4,669,156
Retail - 1.1%
CapitaLand Integrated Commercial Trust	4,569,294	6,803,947
Total SINGAPORE		11,473,103
SPAIN - 3.6%
Diversified - 2.8%
Merlin Properties Socimi SA	1,700,038	17,435,860
Hotel - 0.8%
Melia Hotels International SA (n)	712,980	5,294,634
Total SPAIN		22,730,494
SWEDEN - 1.1%
Diversified - 1.1%
Hufvudstaden AB	454,334	6,785,500
Total SWEDEN		6,785,500
UNITED KINGDOM - 8.2%
Industrial - 1.2%
Tritax EuroBox PLC (e)	4,949,650	7,536,150
Office - 1.4%
Derwent London PLC	193,257	8,954,545
Residential - 1.3%
The UNITE Group PLC	569,587	8,330,064
Retail - 4.3%
Capital & Counties Properties PLC	4,039,702	8,976,573
Hammerson PLC	20,042,581	8,648,202
Shaftesbury PLC	1,124,750	9,182,505
Total Retail		26,807,280
Total UNITED KINGDOM		51,628,039
UNITED STATES - 54.8%
Datacenters - 1.9%
CyrusOne, Inc.	154,022	11,922,843
Healthcare - 6.6%
Healthpeak Properties, Inc.	371,500	12,437,820
Physicians Realty Trust	332,200	5,853,364
Welltower, Inc.	281,748	23,216,035
Total Healthcare		41,507,219
Hotel - 5.1%
Park Hotels & Resorts, Inc. (n)	1,058,691	20,263,346
Pebblebrook Hotel Trust	534,408	11,976,083
Total Hotel		32,239,429
Industrial - 7.7%
Americold Realty Trust	371,064	10,779,409
Prologis, Inc.	301,013	37,756,061
Total Industrial		48,535,470
Manufactured Homes - 1.5%
Sun Communities, Inc.	50,823	9,407,337
Net Lease - 7.0%
Agree Realty Corp.	140,179	9,284,055
EPR Properties	230,500	11,382,090
VICI Properties, Inc.	532,202	15,119,859
WP Carey, Inc.	115,476	8,434,367
Total Net Lease		44,220,371
Office - 6.0%
Alexandria Real Estate Equities, Inc.	31,400	5,999,598
Douglas Emmett, Inc.	200,680	6,343,495
Highwoods Properties, Inc.	424,000	18,596,640
SL Green Realty Corp.	95,264	6,748,502
Total Office		37,688,235
Residential - 11.7%
American Homes 4 Rent	165,619	6,313,396
Camden Property Trust	55,993	8,257,288
Essex Property Trust, Inc.	72,924	23,316,720
Invitation Homes, Inc.	458,200	17,562,806
Mid-America Apartment Communities, Inc.	96,927	18,101,117
Total Residential		73,551,327
Retail - 5.6%
Federal Realty Investment Trust	60,997	7,197,036
Regency Centers Corp.	65,862	4,434,488
Simon Property Group, Inc.	183,477	23,846,506
Total Retail		35,478,030
Self Storage - 0.6%
Extra Space Storage, Inc.	21,600	3,628,584
Specialty - 1.1%
Outfront Media, Inc.	289,200	7,287,840
Total UNITED STATES		345,466,685
Total COMMON STOCKS
(Cost $551,251,943)		626,196,390
Total Investments - 99.3%
(Cost $551,251,943)		626,196,390
Other Assets in Excess of Liabilities - 0.7%		4,469,312
TOTAL NET ASSETS - 100.0%		$630,665,702

(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the total value of all such securities was $7,536,150 or 1.2% of net assets.

(n) - Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$-	$21,924,932	$-	$21,924,932
Canada	19,973,421	-	-	19,973,421
France	-	51,413,633	-	51,413,633
Hong Kong	-	38,739,156	-	38,739,156
Japan	15,037,737	41,023,690	-	56,061,427
Singapore	-	11,473,103	-	11,473,103
Spain	-	22,730,494	-	22,730,494
Sweden	-	6,785,500	-	6,785,500
United Kingdom	7,536,150	44,091,889	-	51,628,039
United States	345,466,685	-	-	345,466,685
Total Common Stocks	388,013,993	238,182,397	-	626,196,390
Total	$388,013,993	$238,182,397	$-	$626,196,390